Loans and advances to clients (Tables)	12 Months Ended
Dec. 31, 2018
Loans and advances to clients (Tables) [Abstract]
Balances of Loans and advances to customers

The breakdown, by classification, of the balances of “Loans and advances to clients” in the consolidated financial statements is as follows:

Thousand of reais	2018	2017	2016

Classification:
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	619,180	-	-
Loans and Receivables	-	272,420,157	252,002,774
Financial Assets Measured At Amortized Cost	301,072,207	-	-
Of which:
Loans and receivables at amortized cost	321,314,010	287,829,213	268,437,556
Impairment losses	(20,241,803)	(15,409,056)	(16,434,782)
Loans and advances to customers, net	301,691,387	272,420,157	252,002,774
Loans and advances to customers, gross	321,933,190	287,829,213	268,437,556

Thousand of reais	2018	2017	2016

Type:
Loans operations (1)	308,364,517	272,561,017	257,256,452
Lease Portfolio	1,836,504	1,888,444	2,092,882
Repurchase agreements	509,147	403,415	308,483
Other receivables (2)	11,223,022	12,976,337	8,779,739
Total	321,933,190	287,829,213	268,437,556

(1) Includes loans and other loans with credit characteristics.

(2) Refers substantially to Foreign Exchange Transactions and Other Receivables with credit granting characteristics.

Loan borrower sector

Following is a detail, by loan type and status, borrower sector and interest rate formula, of the loans and advances to clients, which reflect the Bank's exposure to credit risk in its core business, gross of impairment losses:

Thousand of reais	2018	2017	2016
Loan borrower sector:
Commercial, and industrial	146,293,616	140,619,110	140,992,900
Real estate-construction	36,515,352	34,808,681	36,650,011
Installment loans to individuals	137,287,593	110,512,978	88,701,763
Lease financing	1,836,629	1,888,444	2,092,882
Total	321,933,190	287,829,213	268,437,556

Interest rate formula
Thousand of reais	2018	2017	2016
Interest rate formula:
Fixed interest rate	240,772,724	202,592,491	178,231,509
Floating rate	81,160,466	85,236,722	90,206,047
Total	321,933,190	287,829,213	268,437,556

Debt Sector by Maturity

								2018
Debt Sector by Maturity	Less than 1 year	% of total	Between 1 and 5 years	% of total	More than 5 years	% of total	Total	% of total

Commercial and industrial	109,802,828	58.92%	32,538,999	32.77%	3,951,789	10.90%	146,293,616	45.44%

Real estate	4,298,925	2.31%	7,964,308	8.02%	24,252,119	66.90%	36,515,352	11.34%
Installment loans to individuals	71,433,099	38.33%	57,808,600	58.21%	8,045,894	22.20%	137,287,593	42.64%

Lease financing	838,659	0.45%	997,644	1.00%	326	0.00%	1,836,629	0.57%
Loans and advances to customers, gross	186,373,511	100.00%	99,309,551	100.00%	36,250,128	100.00%	321,933,190	100.00%

								2017
Debt Sector by Maturity	Less than 1 year	% of total	Between 1 and 5 years	% of total	More than 5 years	% of total	Total	% of total

Commercial and industrial	103,377,571	61.65%	31,262,492	37.89%	5,979,047	19.25%	37,241,539	48.85%

Real estate	7,791,753	5.35%	10,970,004	13.29%	16,046,924	51.65%	34,808,681	12.09%
Installment loans to individuals	62,078,225	32.29%	39,393,699	47.74%	9,041,054	29.10%	110,512,978	38.40%

Lease financing	1,000,418	0.71%	886,833	1.07%	1,193	0.00%	1,888,444	0.66%
Loans and advances to customers, gross	174,247,967	100.00%	82,513,028	99.99%	31,068,218	100.00%	184,451,642	100.00%

								2016
Debt Sector by Maturity	Less than 1 year	% of total	Between 1 and 5 years	% of total	More than 5 years	% of total	Total	% of total

Commercial and industrial	99,657,024	61.65%	35,789,118	37.89%	554675800.00%	19.25%	41,335,876	48.85%

Real estate	8,648,702	5.35%	11,761,420	13.29%	16,239,889	51.65%	36,650,011	12.09%
Installment loans to individuals	52,205,927	32.29%	30,867,880	47.74%	5,627,956	29.10%	88,701,763	38.40%

Lease financing	1,152,579	0.71%	937,951	1.07%	2,352	0.00%	2,092,882	0.66%
Loans and advances to customers, gross	161,664,232	100.00%	79,356,369	99.99%	27,416,955	100.00%	168,780,532	100.00%

Maturity

Thousand of reais	2018	2017	2016

Maturity
Less than 1 year	186,373,511	174,247,968	161,664,232
Between 1 and 5 years	99,309,551	82,513,030	79,356,369
More than 5 years	36,250,128	31,068,215	27,416,955
Loans and advances to customers, gross	321,933,190	287,829,213	268,437,556

Internal risk classification
Low	240,440,294	226,098,497	207,889,639
Medium-low	50,485,682	33,635,378	32,104,168
Medium	11,967,262	10,423,293	10,940,879
Medium - high	7,722,198	8,215,024	6,976,969
High	11,317,754	9,457,021	10,525,901
Loans and advances to customers, gross	321,933,190	287,829,213	268,437,556

Changes in the allowances for the impairment losses on the balances of Loans and receivables	<!--DOCTYPE html PUBLIC "-//W3C//DTD XHTML 1.0 Transitional//EN" "http://www.w3.org/TR/xhtml1/DTD/xhtml1-transitional.dtd" --> The changes in the allowances for the impairment losses on the balances of “Loans and receivables” were as follows:   <table border="0" cellpadding="0" cellspacing="0" width="696" style="border-collapse:collapse;width:549.000000pt;"> <tr style="height:10.5pt;"> <td nowrap="nowrap" valign="bottom" width="25%" style="background:white;border-top:solid red 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> Thousand of reais </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-top:solid red 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-top:solid red 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-top:solid red 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-top:solid red 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ideograph-other;">  </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-top:solid red 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td valign="bottom" width="10%" style="background:white;border-top:solid red 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td valign="bottom" width="1%" style="background:white;border-top:solid red 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td valign="bottom" width="10%" style="background:white;border-top:solid red 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td valign="bottom" width="1%" style="background:white;border-top:solid red 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td valign="bottom" width="10%" style="background:white;border-top:solid red 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 2018 </td> </tr> <tr style="height:10.5pt;"> <td nowrap="nowrap" valign="bottom" width="25%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td valign="bottom" width="8%" style="background:white;border-bottom:solid red 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td valign="bottom" width="9%" style="background:white;border-bottom:solid red 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> Stage 1 </td> <td valign="bottom" width="10%" style="background:white;border-bottom:solid red 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> Stage 2 </td> <td valign="bottom" width="1%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td valign="bottom" width="10%" style="background:white;border-bottom:solid red 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> Stage 3 </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> </tr> <tr style="height:10.5pt;"> <td nowrap="nowrap" valign="bottom" width="25%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td rowspan="4" valign="top" width="8%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td rowspan="4" valign="top" width="9%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;"> Credit losses expected in 12 months </td> <td rowspan="4" valign="top" width="10%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;"> Expected credit losses over a useful life not subject to impairment </td> <td valign="bottom" width="1%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td rowspan="4" valign="top" width="10%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;"> Expected credit losses during the useful life subject to impairment </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-top:solid red 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-top:solid red 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> </tr> <tr style="height:10.5pt;"> <td nowrap="nowrap" valign="bottom" width="25%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td valign="bottom" width="1%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" rowspan="3" valign="bottom" width="1%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" rowspan="3" valign="bottom" width="10%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;"> Total </td> </tr> <tr style="height:10.5pt;"> <td nowrap="nowrap" valign="bottom" width="25%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td valign="bottom" width="1%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> </tr> <tr style="height:10.5pt;"> <td nowrap="nowrap" valign="bottom" width="25%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td valign="bottom" width="1%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> </tr> <tr style="height:10.5pt;"> <td nowrap="nowrap" valign="bottom" width="25%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="8%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td valign="bottom" width="1%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td valign="bottom" width="10%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td valign="bottom" width="1%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td valign="bottom" width="10%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> </tr> <tr style="height:10.5pt;"> <td nowrap="nowrap" valign="bottom" width="25%" style="background:white;border-bottom:solid black 1.0pt;border-top:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> Balance at beginning of year </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;border-top:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-bottom:solid black 1.0pt;border-top:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;border-top:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-bottom:solid black 1.0pt;border-top:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;border-top:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;border-top:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="8%" style="background:white;border-bottom:solid black 1.0pt;border-top:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;border-top:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 3,833,553 </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;border-top:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 3,767,490 </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;border-top:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;border-top:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 13,122,019 </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;border-top:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;border-top:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 20,723,062 </td> </tr> <tr style="height:10.5pt;"> <td colspan="5" nowrap="nowrap" valign="bottom" width="40%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> Impairment losses charged to income for the year  </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="8%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 83,725 </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 389,100 </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 13,067,280 </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 13,540,105 </td> </tr> <tr style="height:10.5pt;"> <td nowrap="nowrap" valign="bottom" width="25%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> Transfers between stages </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="8%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> (1,096,539) </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> (273,048) </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 4,502,795 </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 3,133,208 </td> </tr> <tr style="height:10.5pt;"> <td nowrap="nowrap" valign="bottom" width="25%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;"> Movement of the period </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-top:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-top:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-top:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-top:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-top:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-top:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="8%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 1,180,264 </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 662,148 </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 8,564,485 </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 10,406,897 </td> </tr> <tr style="height:10.5pt;"> <td nowrap="nowrap" valign="bottom" width="25%" style="background:white;border-top:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 6.75pt;"> Of which: </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-top:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-top:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-top:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-top:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-top:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-top:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="8%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> </tr> <tr style="height:10.5pt;"> <td nowrap="nowrap" valign="bottom" width="25%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 13.5pt;"> Commercial and industrial </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="8%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> (311,546) </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> (161,669) </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 4,093,507 </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 3,620,292 </td> </tr> <tr style="height:10.5pt;"> <td nowrap="nowrap" valign="bottom" width="25%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 13.5pt;"> Real estate-construction </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="8%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> (10,173) </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> (28,581) </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 231,655 </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 192,901 </td> </tr> <tr style="height:10.5pt;"> <td nowrap="nowrap" valign="bottom" width="25%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 13.5pt;"> Installment loans to individuals </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="8%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 406,011 </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 581,068 </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 8,721,164 </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 9,708,243 </td> </tr> <tr style="height:10.5pt;"> <td nowrap="nowrap" valign="bottom" width="25%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 13.5pt;"> Lease financing </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="8%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> (567) </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> (1,718) </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 20,954 </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 18,669 </td> </tr> <tr style="height:10.5pt;"> <td colspan="7" nowrap="nowrap" valign="bottom" width="51%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> Write-off of impaired balances against recorded impairment allowance </td> <td nowrap="nowrap" valign="bottom" width="8%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> - </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> (377,471) </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> (10,916,381) </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> (11,293,852) </td> </tr> <tr style="height:10.5pt;"> <td nowrap="nowrap" valign="bottom" width="25%" style="background:white;height:10.5pt;padding:0in 0in 0in 6.75pt;"> Of which: </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="8%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> </tr> <tr style="height:10.5pt;"> <td nowrap="nowrap" valign="bottom" width="25%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 13.5pt;"> Commercial and industrial </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="8%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> - </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> (132,770) </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> (3,848,644) </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> (3,981,414) </td> </tr> <tr style="height:10.5pt;"> <td nowrap="nowrap" valign="bottom" width="25%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 13.5pt;"> Real estate-construction </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="8%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> - </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> (877) </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> (189,783) </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> (190,660) </td> </tr> <tr style="height:10.5pt;"> <td nowrap="nowrap" valign="bottom" width="25%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 13.5pt;"> Installment loans to individuals </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="8%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> - </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> (243,824) </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> (6,855,729) </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> (7,099,553) </td> </tr> <tr style="height:10.5pt;"> <td nowrap="nowrap" valign="bottom" width="25%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 13.5pt;"> Lease financing </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="8%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> - </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> - </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> (22,225) </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> (22,225) </td> </tr> <tr style="height:10.5pt;"> <td nowrap="nowrap" valign="bottom" width="25%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="8%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> </tr> <tr style="height:10.5pt;"> <td nowrap="nowrap" valign="bottom" width="25%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> Balance at end of year </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="8%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 3,917,278 </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 3,779,119 </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 15,272,918 </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 22,969,315 </td> </tr> <tr style="height:10.5pt;"> <td nowrap="nowrap" valign="bottom" width="25%" style="background:white;height:10.5pt;padding:0in 0in 0in 6.75pt;"> Of which: </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="8%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> </tr> <tr style="height:10.5pt;"> <td colspan="3" nowrap="nowrap" valign="bottom" width="32%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 13.5pt;"> Loans and advances to customers </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="8%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 3,831,812 </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 3,727,264 </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 12,682,727 </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 20,241,803 </td> </tr> <tr style="height:10.5pt;"> <td nowrap="nowrap" valign="bottom" width="25%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 13.5pt;"> Loans and amounts due from credit institutions (Note 5) </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="8%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> - </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 13,561 </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> - </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 13,561 </td> </tr> <tr style="height:10.5pt;"> <td colspan="3" nowrap="nowrap" valign="bottom" width="32%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 13.5pt;"> Provision for Debt Instruments (Note 6) </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="8%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 85,465 </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 38,296 </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 2,590,190 </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 2,713,951 </td> </tr> <tr style="height:10.5pt;"> <td nowrap="nowrap" valign="bottom" width="25%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="8%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> - </td> </tr> <tr style="height:10.5pt;"> <td colspan="3" nowrap="nowrap" valign="bottom" width="32%" style="background:white;border-bottom:solid black 1.0pt;border-top:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> Recoveries of loans previously charged off </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;border-top:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-bottom:solid black 1.0pt;border-top:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;border-top:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;border-top:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="8%" style="background:white;border-bottom:solid black 1.0pt;border-top:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;border-top:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> - </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;border-top:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> - </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;border-top:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;border-top:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 826,573 </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;border-top:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 826,573 </td> </tr> <tr style="height:10.5pt;"> <td nowrap="nowrap" valign="bottom" width="25%" style="background:white;height:10.5pt;padding:0in 0in 0in 6.75pt;"> Of which: </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="8%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> </tr> <tr style="height:10.5pt;"> <td nowrap="nowrap" valign="bottom" width="25%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 13.5pt;"> Commercial and industrial </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="8%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> - </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> - </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 345,085 </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 345,085 </td> </tr> <tr style="height:10.5pt;"> <td nowrap="nowrap" valign="bottom" width="25%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 13.5pt;"> Real estate-construction </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="8%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> - </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> - </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 103,433 </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 103,433 </td> </tr> <tr style="height:10.5pt;"> <td nowrap="nowrap" valign="bottom" width="25%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 13.5pt;"> Installment loans to individuals </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="8%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> - </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> - </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 369,557 </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 369,557 </td> </tr> <tr style="height:10.5pt;"> <td nowrap="nowrap" valign="bottom" width="25%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 13.5pt;"> Lease financing </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="8%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> - </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> - </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 8,498 </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 8,498 </td> </tr> <tr style="height:10.5pt;"> <td nowrap="nowrap" valign="bottom" width="25%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 13.5pt;">   </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="8%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> </tr> <tr style="height:10.5pt;"> <td nowrap="nowrap" valign="bottom" width="25%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="8%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td valign="bottom" width="10%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td valign="bottom" width="1%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td valign="bottom" width="10%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td valign="bottom" width="1%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td valign="bottom" width="10%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> </tr> <tr style="height:10.5pt;"> <td nowrap="nowrap" valign="bottom" width="25%" style="background:white;border-top:solid red 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> Thousand of reais </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-top:solid red 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-top:solid red 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-top:solid red 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-top:solid red 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-top:solid red 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-top:solid red 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="8%" style="background:white;border-top:solid red 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-top:solid red 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td valign="bottom" width="10%" style="background:white;border-top:solid red 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td valign="bottom" width="1%" style="background:white;border-top:solid red 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td valign="bottom" width="10%" style="background:white;border-top:solid red 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 2017 </td> <td valign="bottom" width="1%" style="background:white;border-top:solid red 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td valign="bottom" width="10%" style="background:white;border-top:solid red 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 2016 </td> </tr> <tr style="height:10.5pt;"> <td nowrap="nowrap" valign="bottom" width="25%" style="background:white;border-bottom:solid black 1.0pt;border-top:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> Balance at beginning of year </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;border-top:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-bottom:solid black 1.0pt;border-top:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;border-top:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-bottom:solid black 1.0pt;border-top:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;border-top:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;border-top:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="8%" style="background:white;border-bottom:solid black 1.0pt;border-top:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;border-top:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;border-top:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;border-top:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;border-top:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 18,191,126 </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;border-top:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;border-top:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 15,411,759 </td> </tr> <tr style="height:10.5pt;"> <td colspan="5" nowrap="nowrap" valign="bottom" width="40%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> Impairment losses charged to income for the year  </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="8%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 13,492,072 </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 14,383,935 </td> </tr> <tr style="height:10.5pt;"> <td nowrap="nowrap" valign="bottom" width="25%" style="background:white;height:10.5pt;padding:0in 0in 0in 6.75pt;"> Of which: </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="8%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> </tr> <tr style="height:10.5pt;"> <td nowrap="nowrap" valign="bottom" width="25%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 13.5pt;"> Commercial and industrial </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="8%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 5,499,018 </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 6,523,051 </td> </tr> <tr style="height:10.5pt;"> <td nowrap="nowrap" valign="bottom" width="25%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 13.5pt;"> Real estate-construction </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="8%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 471,366 </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 369,431 </td> </tr> <tr style="height:10.5pt;"> <td nowrap="nowrap" valign="bottom" width="25%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 13.5pt;"> Installment loans to individuals </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="8%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 7,460,458 </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 7,616,819 </td> </tr> <tr style="height:10.5pt;"> <td nowrap="nowrap" valign="bottom" width="25%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 13.5pt;"> Lease financing </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="8%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 61,230 </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> (125,366) </td> </tr> <tr style="height:10.5pt;"> <td colspan="7" nowrap="nowrap" valign="bottom" width="51%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> Write-off of impaired balances against recorded impairment allowance </td> <td nowrap="nowrap" valign="bottom" width="8%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> (13,421,560) </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> (11,604,568) </td> </tr> <tr style="height:10.5pt;"> <td nowrap="nowrap" valign="bottom" width="25%" style="background:white;height:10.5pt;padding:0in 0in 0in 6.75pt;"> Of which: </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="8%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> </tr> <tr style="height:10.5pt;"> <td nowrap="nowrap" valign="bottom" width="25%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 13.5pt;"> Commercial and industrial </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="8%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> (5,715,903) </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> (4,553,166) </td> </tr> <tr style="height:10.5pt;"> <td nowrap="nowrap" valign="bottom" width="25%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 13.5pt;"> Real estate-construction </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="8%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> (341,804) </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> (189,625) </td> </tr> <tr style="height:10.5pt;"> <td nowrap="nowrap" valign="bottom" width="25%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 13.5pt;"> Installment loans to individuals </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="8%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> (7,312,310) </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> (6,810,997) </td> </tr> <tr style="height:10.5pt;"> <td nowrap="nowrap" valign="bottom" width="25%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 13.5pt;"> Lease financing </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="8%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> (51,543) </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> (50,780) </td> </tr> <tr style="height:10.5pt;"> <td nowrap="nowrap" valign="bottom" width="25%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> Balance at end of year </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="8%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 18,261,638 </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 18,191,126 </td> </tr> <tr style="height:10.5pt;"> <td nowrap="nowrap" valign="bottom" width="25%" style="background:white;height:10.5pt;padding:0in 0in 0in 6.75pt;"> Of which: </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="8%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> </tr> <tr style="height:10.5pt;"> <td colspan="3" nowrap="nowrap" valign="bottom" width="32%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 13.5pt;"> Loans and advances to customers </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="8%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 15,409,056 </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 16,434,782 </td> </tr> <tr style="height:10.5pt;"> <td colspan="6" nowrap="nowrap" valign="bottom" width="42%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 13.5pt;"> Loans and amounts due from credit institutions (Note 5) </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="8%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 69,015 </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 201,441 </td> </tr> <tr style="height:10.5pt;"> <td colspan="3" nowrap="nowrap" valign="bottom" width="32%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 13.5pt;"> Provision for Debt Instruments (Note 6) </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="8%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 2,783,567 </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 1,554,903 </td> </tr> <tr style="height:6.75pt;"> <td nowrap="nowrap" valign="bottom" width="25%" style="background:white;height:6.75pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;height:6.75pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;height:6.75pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;height:6.75pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;height:6.75pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;height:6.75pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;height:6.75pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="8%" style="background:white;height:6.75pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;height:6.75pt;padding:0in 0in 0in 0in;">   </td> <td valign="bottom" width="10%" style="background:white;height:6.75pt;padding:0in 0in 0in 0in;">   </td> <td valign="bottom" width="1%" style="background:white;height:6.75pt;padding:0in 0in 0in 0in;">   </td> <td valign="bottom" width="10%" style="background:white;height:6.75pt;padding:0in 0in 0in 0in;">   </td> <td valign="bottom" width="1%" style="background:white;height:6.75pt;padding:0in 0in 0in 0in;">   </td> <td valign="bottom" width="10%" style="background:white;height:6.75pt;padding:0in 0in 0in 0in;">   </td> </tr> <tr style="height:10.5pt;"> <td colspan="3" nowrap="nowrap" valign="bottom" width="32%" style="background:white;border-bottom:solid black 1.0pt;border-top:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> Recoveries of loans previously charged off </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;border-top:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-bottom:solid black 1.0pt;border-top:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;border-top:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;border-top:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="8%" style="background:white;border-bottom:solid black 1.0pt;border-top:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;border-top:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;border-top:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;border-top:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;border-top:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 1,153,931 </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;border-top:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;border-top:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 994,101 </td> </tr> <tr style="height:10.5pt;"> <td nowrap="nowrap" valign="bottom" width="25%" style="background:white;height:10.5pt;padding:0in 0in 0in 6.75pt;"> Of which: </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="8%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> </tr> <tr style="height:10.5pt;"> <td nowrap="nowrap" valign="bottom" width="25%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 13.5pt;"> Commercial and industrial </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="8%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 412,514 </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 562,393 </td> </tr> <tr style="height:10.5pt;"> <td nowrap="nowrap" valign="bottom" width="25%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 13.5pt;"> Real estate-construction </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="8%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 209,940 </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 102,826 </td> </tr> <tr style="height:10.5pt;"> <td nowrap="nowrap" valign="bottom" width="25%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 13.5pt;"> Installment loans to individuals </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="8%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 521,589 </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 314,422 </td> </tr> <tr style="height:10.5pt;"> <td nowrap="nowrap" valign="bottom" width="25%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 13.5pt;"> Lease financing </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="2%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="8%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 9,888 </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="10%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 14,460 </td> </tr> </table>
The balances of the provision for losses due to non-recovery by debtor sector

The balances of the provision for losses due to non-recovery by debtor sector are as follows:

Thousand of reais	2018	2017	2016

Commercial and industrial	10,791,702	10,338,225	10,555,109
Real estate - Construction	358,119	493,422	363,859
Installment loans to individuals	11,768,124	7,373,969	7,225,822
Lease financing	51,370	56,022	46,336
Total	22,969,315	18,261,638	18,191,126

Loans and receivables - loans and advances to customers

The details of the changes in the balance of the financial assets classified as “Loans and receivables - loans and advances to clients” (as defined at Note 1.i) and considered to be impaired due to credit risk are as follows:

Thousand of reais	2018	2017	2016

Balance at beginning of year on 01/01/2018 after the initial adoption IFRS 9)	19,847,987	18,887,132	18,599,379
Net additions	13,871,666	13,679,423	11,892,321
Written-off assets	(11,293,852)	(13,421,560)	(11,604,568)
Balance at end of year	22,425,801	19,144,995	18,887,132

Following is a detail of the financial assets considered to be impaired classified by age of the oldest past-due amount

Following is a detail of the financial assets considered to be impaired classified by age of the oldest past-due amount:

Thousand of reais	2018	2017	2016

With no Past-Due Balances or Less than 3 Months Past Due	12,000,867	10,844,831	10,550,548
With Balances Past Due by
3 to 6 Months	3,473,591	4,123,796	2,983,575
6 to 12 Months	4,929,099	3,791,805	4,921,527
12 to 18 Months	1,144,035	271,965	339,596
18 to 24 Months	325,701	20,825	53,578
More than 24 Months	552,508	91,773	38,308
Total	22,425,801	19,144,995	18,887,132

Debt Sector
Commercial and industrial	11,832,302	11,993,953	11,628,655
Real estate - Construction	1,035,352	781,886	718,514
Installment loans to individuals	9,499,148	6,304,134	6,487,717
Lease financing	58,999	65,022	52,246
Total	22,425,801	19,144,995	18,887,132

Loan past due for less than 90 days but not classified as impaired

e) Loan past due for less than 90 days but not classified as impaired

Thousand of reais	2018	% of total loans past due for less than 90 days	2017	% of total loans past due for less than 90 days	2016	% of total loans past due for less than 90 days

Commercial and industrial	4,424,143	19.77%	3,559,349	19.90%	4,141,349	23.79%
Real estate - Construction	4,527,432	20.23%	4,879,563	27.29%	5,201,709	29.88%
Installment loans to individuals	13,255,646	59.24%	9,266,366	51.82%	7,957,294	45.71%
Financial Leasing	167,741	0.75%	176,528	0.99%	108,607	0.62%
Total (1)	22,374,962	100.00%	17,881,806	100.00%	17,408,959	100.00%

Gross investment in lease transactions

Gross investment in lease transactions

Thousand of reais	2018	2017	2016

Overdue	4,817	11,412	16,051
Due to:
Up to 1 year	975,183	1,057,023	1,207,473
From 1 to 5 years	1,160,986	1,101,104	1,190,844
Over 5 years	1,071	2,177	4,079
Total	2,142,057	2,171,716	2,418,447